Ohter Comprehensive Income (Loss) (Tables)	3 Months Ended
Mar. 31, 2013
STOCKHOLDERS' EQUITY
Schedule of stockholders equity

	Three months ended March 31,		Statement of Operations Captions
	2013	2012
Pension and other postretirement benefit plans
Amortization of actuarial losses	$4.3	$(0.2)	Selling, general and administrative
Tax provision	1.7	—
Net of tax	$2.6	$(0.2)